3 BUSINESS COMBINATIONS - The fair value allocation of the purchase price among assets, liabilities and identified intangible assets (Details) - Total in thousands]	Dec. 31, 2015 USD ($)
Accounts receivable	$ 140,101
Cash and cash equivalents	317,970
Rent deposits	2,500
Accounts payable and accrued expenses	(219,968)
Products	814,522
Total purchase price	$ 1,055,125